                                                                [GRAPHIC]



RS MONEY MARKET FUND
2001 ANNUAL REPORT












                                                            [LOGO]RS INVESTMENTS

TABLE OF CONTENTS



SHAREHOLDER LETTER                                    2

RS MONEY MARKET FUND
   Statement of Assets and Liabilities                3
   Statement of Operations                            4
   Statement of Changes in Net Assets                 5
   Financial Highlights                               6
   Notes to Financial Statements                      7
   Independent Accountants' Report                    9
   Trustees Information Table                        10
   Supplemental Information                          12

MONEY MARKET MASTER PORTFOLIO
   Schedule of Investments                           13
   Statement of Assets and Liabilities               16
   Statement of Operations                           17
   Statement of Changes in Net Assets                18
   Notes to Financial Statements                     19
   Independent Accountants' Report                   22
   Trustees Information Table                        24

SHAREHOLDER LETTER




DEAR RS MONEY MARKET FUND SHAREHOLDER*: The U.S. economy showed signs of weak growth throughout the year ended December 31, 2001. According to official reports, the economy slipped into recession starting in March. In an effort to keep the recession short and shallow, the Federal Reserve Board (the "Fed") cut its target federal funds rate eleven times during the year to 1.75%, its lowest level in forty years. The discount rate followed closely behind to end the year at 1.25%.

Throughout the first quarter, a significant portion of the Fund was positioned to mature within one month, as many securities with longer maturities were priced to incorporate another inter-meeting and/or overly aggressive Fed move. After a positive consumer confidence report caused yields on assets to increase, the Fund chose to exercise its lengthening strategy. This proved advantageous and prudent as the Fed eased aggressively and then moved to a moderate pace late in the second quarter. During the second and third quarters, anticipating further Fed rate cuts, the fund purchased assets with maturities between three and six months.

The Fund benefited from positive performance during the fourth quarter, which was due in large part to the longer-maturity paper purchased in the second and third quarters, along with some well-timed opportunities taken in the fourth quarter. Given the large amount of Fed easing done in 2001, maintaining a longer weighted average maturity throughout the year proved advantageous.

As we move into 2002, we continue to watch for signs leading to a reversal in monetary policy. This will most likely begin with a restocking of business inventories and will inevitably lead to increased consumer spending. While that is happening, we will be cautious to execute as we look for opportunities that compensate for a re-acceleration beginning as early as the second quarter of 2002.



* This commentary was prepared by Barclays Global Fund Advisors, the investment advisor to the Money Market Master Portfolio, and discusses the entire year of 2001 although the Fund's operations did not commence until May 7, 2001. References in this letter to "the Fund" are to the feeder fund or the Master Portfolio.

  Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. An investment in mutual fund shares involves certain risks, including possible loss of principal. Investments in money market funds, like other mutual funds, are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

  This report is submitted for the information of shareholders of the RS Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. PFPC Distributors, Inc., distributor. 02/02.

  The RS Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interest in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities.


CALL 1-800-766-FUND

RS MONEY MARKET FUND


STATEMENT OF ASSETS AND LIABILITIES
As of 12/31/01

ASSETS
Investments:
Investment in Money Market Master Portfolio ("Master Portfolio"), value (note 1)                 $ 73,626,829
Receivables:
Due from RS Investment Management (note 2)                                                             26,092
Capital shares sold                                                                               218,385,006
Prepaid expenses                                                                                       34,020
TOTAL ASSETS                                                                                      292,071,947

LIABILITIES
Payables:
Capital shares redeemed                                                                               296,857
Distribution to shareholders                                                                           10,843
Accrued expenses                                                                                      125,853
TOTAL LIABILITIES                                                                                     433,553

NET ASSETS                                                                                       $291,638,394

NET ASSETS CONSIST OF:
Paid-in capital                                                                                   291,636,462
Undistributed net realized gain on investments                                                          1,932

NET ASSETS                                                                                       $291,638,394

Shares Outstanding                                                                                291,636,462

Net Asset Value and Offering Price per Share                                                     $       1.00


      The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Period Ended 12/31/01*

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest                                                                                       $3,137,958
Expenses                                                                                          (93,877)
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                                           3,044,081

FUND EXPENSES (note 2)

Distribution fees                                                                                 234,587
Fund accounting and administration fees                                                            75,458
Transfer agent fees                                                                                66,341
Offering costs                                                                                     62,390
Professional Fees                                                                                  48,518
Registration costs                                                                                 22,002
Shareholder reports                                                                                 7,995
Trustees' fees and expenses                                                                         3,753
Other expense                                                                                       1,948
TOTAL EXPENSES                                                                                    522,992
Less: Fees reimbursed by RS Investment Management (note 2)                                        (54,051)
TOTAL EXPENSES, NET                                                                               468,941

NET INVESTMENT INCOME                                                                           2,575,140

REALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO

Net realized gain                                                                                   1,932
NET GAIN ON INVESTMENTS                                                                             1,932

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $2,577,072

* Operations commenced May 7, 2001


The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended 12/31/01*

OPERATIONS
Net investment income                                                                              $     2,575,140
Net realized gain                                                                                            1,932
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     2,577,072

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income                                                                                   (2,575,140)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                                     (2,575,140)

CAPITAL SHARE TRANSACTIONS

Net proceeds from shares sold                                                                        4,701,534,090
Reinvestment of dividends and distributions                                                              2,183,732
Cost of shares redeemed                                                                             (4,412,081,360)
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                                   291,636,462

NET INCREASE IN NET ASSETS                                                                             291,638,394

NET ASSETS

Beginning of period                                                                                             --
End of period                                                                                      $   291,638,394

OTHER INFORMATION:

SHARES

Sold                                                                                                 4,701,534,090
Reinvested                                                                                               2,183,732
Redeemed                                                                                            (4,412,081,360)
NET INCREASE IN SHARES OUTSTANDING                                                                     291,636,462


* Operations commenced May 7, 2001

      The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period

                                                                        PERIOD ENDED
                                                                       12/31/01(1),(2)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $  1.00

INCOME FROM INVESTMENT OPERATIONS

Net investment income                                                         0.02
Total Income from Investment Operations                                       0.02

LESS DISTRIBUTIONS

From net investment income                                                   (0.02)
Total Distributions                                                          (0.02)

NET ASSET VALUE, END OF PERIOD                                             $  1.00

TOTAL RETURN                                                                1.90 %

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s)                                           $291,638
Net ratio of expenses to average net assets                                   0.60%
Gross ratio of expenses to average net assets                                 0.65%
Net ratio of net investment income to average net assets                      2.73%
Gross ratio of net investment income to average net assets                    2.68%

(1) Operations commenced May 7, 2001.

(2) Ratios have been annualized, except for total return.




The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

RS Money Market Fund (the "Fund") is a diversified series of RS Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was established as a Massachusetts business trust organized pursuant to an Agreement and Declaration of Trust on May 11, 1987.

The Fund commenced operations on May 7, 2001.

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

a. INVESTMENT POLICY AND SECURITY VALUATION The Fund invests substantially all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has an investment objective and investment policies that are substantially similar to those of the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (0.04% as of December 31, 2001).

The method by which the Master Portfolio values its securities is discussed in
Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

b. SECURITY TRANSACTIONS AND INCOME RECOGNITION The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

c. FEDERAL INCOME TAXES The Fund is treated as a separate entity for federal income tax purposes. It is the intention of the Trust that the Fund qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes.

d. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

NOTE 2 TRANSACTIONS WITH AFFILIATES


a. ADVISORY FEES AND EXPENSE LIMITATIONS The Fund has entered into an Investment Advisory Agreement with RS Investment Management, L.P. ("RS Investments"), pursuant to which RS Investments would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Portfolio. Under that Agreement, the Fund would pay fees to RS Investments monthly at the annual rate of 0.10% of the Fund's average daily net asset value. RS Investments will not receive any fees under that agreement so long as the Fund continues to invest substantially all of its assets in the Master Portfolio or in another investment company.

RS Investments has agreed to bear expenses of the Fund to the extent necessary to ensure that total ordinary operating expenses (excluding interest, taxes, and extraordinary expenses) of the Fund, on an annual basis, do not exceed 0.60% of the average daily net assets of the Fund. For the period ended December 31, 2001, RS Investments reimbursed the Fund $54,051 for expenses pursuant to this agreement.

RS Investments may recoup reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund.

b. COMPENSATION OF TRUSTEES AND OFFICERS Trustees and officers of the Fund who are interested persons, as defined by the 1940 Act, of the Trust receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined by the 1940 Act, did collectively receive compensation and remuneration of expenses for the period ended December 31, 2001.

c. DISTRIBUTION FEES PFPC Distributors, Inc. ("PFPC") is the Fund's distributor. The Fund has entered into an agreement with PFPC for distribution services with respect to its shares and adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, the continuance of which is reviewed annually by the Trust's Board of Trustees. Under the plan, PFPC is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the average daily net assets of the Fund. RS Investments or its affiliates provide certain services to PFPC in respect to the promotion of the Fund's shares and are compensated by PFPC for those services.

NOTE 3 CAPITAL SHARES As of December 31, 2001, there was an unlimited number of share authorized for issuance by the Fund. Transactions in shares for the Fund are shown in detail in the Statement of Changes in Net Assets.

INDEPENDENT ACCOUNTANTS' REPORT



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF RS MONEY MARKET FUND:

In our opinion the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the RS Money Market Fund (the "Fund"), a diversified series of RS Investment Trust (the "Trust"), at December 31, 2001, and the results of its operations, the changes in its net assets and its financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2002

TRUSTEES INFORMATION TABLE (UNAUDITED)

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS IN
                                         TERM OF OFFICE**                                   FUND COMPLEX
NAME, ADDRESS       POSITION(S) HELD     AND LENGTH OF          PRINCIPAL OCCUPATIONS       OVERSEEN BY        OTHER DIRECTORSHIPS
AND AGE             WITH FUND            TIME SERVED            DURING PAST 5 YEARS         DIRECTOR           HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED DIRECTORS & PRINCIPAL OFFICERS:*
G. Randall Hecht*   Trustee, President,  President and          Chief Executive Officer,    11                 n/a
RS Investments      and Principal        Principal Executive    RS Investments
388 Market Street   Executive Officer    Officer since
San Francisco,                           February 1999.
CA 94111                                 Trustee of the Trust
50 years old                             from June 1987 to
                                         December 1997,
                                         from May 1999 to
                                         February 2001, and
                                         from June 2001
                                         to the present

Steven Cohen        Treasurer            Treasurer since        Chief Financial Officer,    11                 n/a
RS Investments                           April, 1999            RSIM, L.P. and RSIM, Inc.
388 Market Street                                               since April 1999.
San Francisco,                                                  Trading Operations
CA 94111                                                        Manager, Ziff Brothers
35 years old                                                    Investments 1997-1998.

Suzanne DuFrane     Secretary            Secretary since        Vice President,             11                 n/a
RS Investments                           May, 1999              RS Investments
388 Market Street                                               since May 1999.
San Francisco,                                                  Vice President, Credit
CA 94111                                                        Suisse First Boston,
33 years old                                                    since 1998. Controller,
                                                                Robertson Stephens
                                                                Investment Management
                                                                1996-1997.

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS IN
                                          TERM OF OFFICE**                                   FUND COMPLEX
NAME, ADDRESS        POSITION(S) HELD     AND LENGTH OF          PRINCIPAL OCCUPATIONS       OVERSEEN BY       OTHER DIRECTORSHIPS
AND AGE              WITH FUND            TIME SERVED            DURING PAST 5 YEARS         DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED DIRECTORS & PRINCIPAL OFFICERS:
Leonard B. Auerbach  Trustee              Trustee since          President and Chief         11                Roelof Mining, Inc.
RS Investments                            June, 1987             Executive Officer,                            Sequoia National Bank
388 Market Street                                                Centre Capital Group, Inc.,                   Headlands Mortgage
San Francisco,                                                   a mortgage conduit and                        Corp, until May 1999
CA 94111                                                         member company of
                                                                 American International
55 years old                              .                      Group, Inc., President of
                                                                 LBA&C, Inc., which served
                                                                 until July 1997 as general
                                                                 partner of Tuttle & Company,
                                                                 which provided mortgage
                                                                 pipeline interest rate hedging
                                                                 services and related software
                                                                 to a variety of institutional
                                                                 clients; President of
                                                                 Tuttle & Auerbach
                                                                 Securities, Inc., until July
                                                                 1997, President of
                                                                 APMT, LLC, a manager
                                                                 of mortgage assets.

Jerome S. Contro     Trustee              Trustee since          Partner, Tango Group.       11                n/a
RS Investments                            June, 2001             Until 1999, several
388 Market Street                                                positions including
San Francisco,                                                   Managing Director with
CA 94111                                                         Nuveen, an investment
45 years old                                                     management company.

John W, Glynn, Jr.   Trustee              Trustee since          Principal and chairman of   11                Sterling Payot
RS Investments                            July, 1997             the Board, Glynn Capital                      Several private
388 Market Street                                                Management.                                   companies
San Francisco,
CA 94111
61 years old

 * Interested person as defined by the 1940 Act.

** Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his successor.

   The Statement of Additional Information relating to the Fund includes additional information about Trustees and is available, without charge, upon request, by writing to the Fund or calling 1-800-766-FUND (3863).

SUPPLEMENTAL INFORMATION
             (UNAUDITED)


MEETING OF SHAREHOLDERS

A meeting of shareholders of the RS Money Market Fund was held on November 16, 2001. At the meeting, shareholders approved each of the proposals described briefly below. All proposals relate to the Money Market Master Portfolio (the "Master Portfolio").

PROPOSAL 1: To elect the following seven nominees as Trustees of the Master Portfolio, each of whom will serve until his or her successor is elected and qualified.

NAME                                   FOR       WITHHELD             TOTAL
Mary G. F. Bitterman            75,528,527        155,729        75,684,256
Jack S. Euphrat                 75,468,344        215,912        75,684,256
R. Greg Feltus                  75,532,525        151,731        75,684,256
W. Rodney Hughes                75,486,017        198,239        75,684,256
Lee T. Kranefuss                75,532,525        151,731        75,684,256
Richard K. Lyons                75,532,525        151,731        75,684,256
Leo Soong                       75,528,527        155,729        75,684,256

PROPOSAL 2: To convert the Master Portfolio's investment objective from fundamental to non-fundamental.

PROPOSAL 3A: To amend the Master Portfolio's fundamental investment policy concerning industry concentration.

PROPOSAL 3B: To amend the Master Portfolio's fundamental investment policy concerning diversification.

PROPOSAL 3C: To amend the Master Portfolio's fundamental investment policy concerning borrowing money.

PROPOSAL 3D: To amend the Master Portfolio's fundamental investment policy concerning issuing senior securities.

PROPOSAL 3E: To amend the Master Portfolio's fundamental investment policy concerning lending.

PROPOSAL 3F: To amend the Master Portfolio's fundamental investment policy concerning underwriting.

PROPOSAL 3G: To amend the Master Portfolio's fundamental investment policy concerning investments in real estate.

PROPOSAL 3H: To amend the Master Portfolio's fundamental investment policy concerning investments in commodities and commodity contracts.

PROPOSAL 3I: To convert fundamental investment policies of the Master Portfolio to non-fundamental investment policies.

                                                                           BROKER
PROPOSAL                  FOR         AGAINST         ABSTAIN            NON-VOTE             TOTAL
2                  49,826,790         347,695       5,423,651          20,086,120        75,684,256
3A                 49,914,927         263,950       5,419,259          20,086,120        75,684,256
3B                 49,858,284         254,906       5,484,946          20,086,120        75,684,256
3C                 49,892,477         282,007       5,423,652          20,086,120        75,684,256
3D                 49,898,275         259,155       5,440,706          20,086,120        75,684,256
3E                 49,814,130         360,354       5,423,652          20,086,120        75,684,256
3F                 49,761,717         282,006       5,554,413          20,086,120        75,684,256
3G                 49,923,530         259,155       5,415,451          20,086,120        75,684,256
3H                 49,772,950         295,089       5,530,097          20,086,120        75,684,256
3I                 49,761,129         417,163       5,419,844          20,086,120        75,684,256

MONEY MARKET MASTER PORTFOLIO


SCHEDULE OF INVESTMENTS 12/31/01

SECURITY                                     FACE AMOUNT             VALUE
--------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 11.12%
Bayerische Hypo-Und Vereinsbank AG
    1.78%, 02/14/02                          $ 5,000,000      $  5,000,000
    2.05%, 01/31/02                           40,000,000        40,000,000
Bayerische Landesbank
    5.05%, 02/26/02                           20,000,000        20,097,150
BNP Paribas
    3.42%, 03/06/02                           15,000,000        15,037,014
Chase Manhattan Bank USA
    1.75%, 03/12/02                           25,000,000        25,000,000
Comerica Bank-Detroit
    3.71%, 09/17/02                           10,000,000        10,004,049
Commerzbank AG
    3.64%, 01/22/02                            5,000,000         5,000,037
Dresdner Bank AG
    2.53%, 10/15/02                           10,000,000        10,041,195
Societe Generale
    3.88%, 07/29/02                           15,000,000        14,998,329
Svenska Handelsbanken AB
    1.84%, 01/17/02                           36,000,000        35,999,839
Toronto-Dominion Bank
    2.04%, 11/13/02                           10,000,000        10,000,000
US Bank NA Minnesota
    3.44%, 02/25/02                            5,000,000         5,000,000
TOTAL CERTIFICATES OF DEPOSIT (Cost: $196,177,613)             196,177,613

COMMERCIAL PAPER -- 51.73%
Amstel Funding Corp.
    1.93%, 04/12/02                           11,483,000        11,420,823
    1.97%, 03/07/02                            5,000,000         4,982,215
    2.12%, 02/12/02                           10,000,000         9,975,267
    2.15%, 05/24/02                           10,000,000         9,914,597
    2.34%, 01/04/02                           10,000,000         9,998,054
    2.34%, 03/04/02                            8,767,000         8,731,669
    2.37%, 04/10/02                           20,000,000        19,869,650
    3.53%, 02/11/02                            5,000,000         4,979,899
Banque Generale du Luxembourg
    1.92%, 02/04/02                           25,000,000        24,954,667
COFCO Capital Corp.
    1.86%, 01/10/02                           14,400,000        14,393,304
Danske Corp.
    3.39%, 02/19/02                            5,000,000         4,976,929
Deutsche Bank Financial LLC
    2.06%, 02/11/02                           10,000,000         9,976,539
Dorada Finance Inc.
    2.32%, 01/22/02                            5,000,000         4,993,233
Edison Asset Securitization Corp.
    2.07%, 02/14/02                          $10,000,000      $  9,974,700
Falcon Asset Securitization Corp.
    1.87%, 02/15/02                            5,560,000         5,547,004
Fayette Funding LP
    2.00%, 02/06/02                           20,000,000        19,960,000
Formosa Plastics
    1.80%, 03/21/02                           13,000,000        12,948,650
    2.07%, 02/20/02                            3,740,000         3,729,248
Forrestal Funding Corp.
    1.92%, 03/05/02                           20,000,000        19,932,800
    2.13%, 01/28/02                           25,000,000        24,960,063
GE Capital International
    1.81%, 03/20/02                           10,000,000         9,960,783
    2.29%, 02/13/02                           25,000,000        24,931,618
General Electric Capital Corp.
    2.03%, 02/22/02                           10,000,000         9,970,678
    3.36%, 02/19/02                           10,000,000         9,954,266
Goldman Sachs Group Inc.
    1.75%, 01/02/02                           37,000,000        36,998,201
Intrepid Funding
    2.10%, 01/18/02                           13,053,000        13,040,056
    2.10%, 01/28/02                           35,000,000        34,944,875
    2.38%, 01/18/02                           29,000,000        28,967,407
Jupiter Securitization Corp.
    1.87%, 02/14/02                            3,679,000         3,670,591
    1.87%, 02/13/02                            4,382,000         4,372,212
    2.05%, 01/04/02                            5,000,000         4,999,146
    2.07%, 01/22/02                           10,000,000         9,987,925
    2.08%, 01/16/02                           10,000,000         9,991,333
    2.32%, 01/22/02                            9,844,000         9,830,678
    2.35%, 01/14/02                            5,138,000         5,133,640
    3.58%, 01/28/02                            8,147,000         8,125,125
K2 USA LLC
    1.84%, 03/05/02                           20,000,000        19,935,600
    2.37%, 02/15/02                           16,000,000        15,952,700
Liberty Street Funding Corp.
    1.85%, 02/08/02                           25,000,000        24,951,181
    1.95%, 02/08/02                           10,000,000         9,979,417
    2.00%, 01/31/02                            3,580,000         3,574,033
    2.12%, 01/24/02                           17,193,000        17,169,713
    2.25%, 04/19/02                            6,162,000         6,120,407
Loch Ness LLC
    1.79%, 03/11/02                            2,304,000         2,296,095
    1.80%, 03/11/02                           10,000,000         9,965,500
    1.85%, 03/19/02                            8,000,000         7,968,344


      The accompanying notes are an integral part of these financial statements.

SECURITY                                     FACE AMOUNT             VALUE
--------------------------------------------------------------------------
    2.05%, 04/30/02                          $ 7,765,000      $  7,712,381
    2.05%, 01/15/02                            3,500,000         3,497,210
    2.12%, 01/15/02                            4,842,000         4,838,008
    2.29%, 01/22/02                           20,000,000        19,973,283
    3.60%, 01/10/02                            5,000,000         4,995,500
    3.61%, 01/23/02                           10,000,000         9,977,939
    3.66%, 01/15/02                           10,000,000         9,985,767
Market Street Funding Corp.
    2.11%, 01/11/02                           10,000,000         9,994,139
Moat Funding LLC
    1.79%, 02/19/02                           25,000,000        24,939,090
    2.28%, 04/22/02                           20,000,000        19,859,400
    3.58%, 01/22/02                           10,000,000         9,979,116
Moriarty LLC
    2.09%, 02/19/02                           15,000,000        14,957,329
Receivables Capital Corp.
    2.05%, 01/18/02                           15,000,000        14,985,479
Sigma Finance Inc.
    1.80%, 02/11/02                           16,976,000        16,941,199
    2.35%, 01/24/02                            3,000,000         2,995,496
Silver Tower US Funding LLC
    1.99%, 01/07/02                           20,000,000        19,993,367
    2.10%, 01/23/02                           15,000,000        14,980,750
    2.14%, 02/01/02                           20,000,000        19,963,145
    2.14%, 01/28/02                            9,000,000         8,985,555
Special Purpose Accounts Receivable Corp.
    2.09%, 01/29/02                           20,000,000        19,967,489
Svenska Handelsbanken Inc.
    1.91%, 05/06/02                           10,000,000         9,933,681
Swedish Export Credit Corp.
    1.82%, 03/12/02                           54,525,000        54,332,042
Thames Asset Global Securitization Inc.
    2.56%, 01/30/02                           10,000,000         9,979,378

TOTAL COMMERCIAL PAPER (Cost: $912,777,578)                    912,777,578

MEDIUM TERM NOTES -- 5.37%
Beta Finance Co. Ltd.
    2.54%, 10/16/02                           15,000,000        15,000,000
    3.67%, 09/10/02                           15,000,000        15,000,000
    4.31%, 05/31/02                            5,000,000         5,000,000
Dorada Finance Inc.
    4.08%, 07/16/02                            5,000,000         5,000,000
General Electric Capital Corp.
    5.50%, 04/15/02                            4,700,000         4,742,082
K2 USA LLC
    2.21%, 11/12/02                           10,000,000        10,000,000
MEDIUM TERM NOTES (continued)
Links Finance LLC
    2.20%, 11/19/02                          $15,000,000      $ 15,000,000
    2.58%, 11/13/02                           15,000,000        15,000,000
Sigma Finance Inc.
    4.16%, 08/06/02                           10,000,000        10,000,000
TOTAL MEDIUM TERM NOTES (Cost: $94,742,082)                     94,742,082

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.11%
Federal Home Loan Mortgage Corporation
    2.07%, 11/07/02                           20,000,000        19,643,500

TOTAL U.S. GOVERNMENT AGENCY
    OBLIGATIONS (Cost: $19,643,500)                             19,643,500

VARIABLE & FLOATING RATE NOTES -- 28.17%
Associates Corp. of North America
    1.91%, 06/17/02                           15,000,000        14,999,987
    2.22%, 05/17/02                            2,500,000         2,501,330
    2.28%, 02/04/02                            1,000,000         1,000,124
    2.33%, 05/01/02                            6,500,000         6,502,949
Associates Manufactured Housing Certificates
    2.13%, 10/15/02                            3,522,523         3,522,523
Bank of America Corp.
    2.02%, 06/17/02                            5,285,000         5,292,837
    2.68%, 08/01/02                            2,000,000         2,005,278
    3.75%, 02/11/02                           20,000,000        20,006,527
Bank One Corp.
    2.00%, 06/26/02                            3,000,000         3,000,260
    2.11%, 08/12/02                            2,000,000         2,002,425
    2.21%, 05/07/02                           10,000,000        10,005,708
Bank One NA
    4.44%, 01/31/02                            3,000,000         3,000,063
Countrywide Home Loans Inc.
    2.33%, 02/01/02                           10,000,000        10,000,481
Dorada Finance Inc.
    1.85%, 05/14/02                           10,000,000        10,000,000
First Union Corp.
    2.21%, 05/09/02                           10,000,000        10,006,040
First Union National Bank
    2.01%, 02/25/02                            5,000,000         4,999,873
    2.14%, 08/16/02                           10,000,000        10,007,376
    2.36%, 10/29/02                           30,000,000        30,022,572
    3.59%, 09/06/02                            2,000,000         2,001,706
Fleet National Bank
    2.27%, 09/03/02                            1,000,000         1,000,951
    2.54%, 01/22/02                            4,000,000         4,000,867
Goldman Sachs Group Inc.
    2.10%, 01/14/02                            5,000,000         5,000,271
    2.13%, 05/24/02                            7,500,000         7,504,584


The accompanying notes are an integral part of these financial statements.

SECURITY                                     FACE AMOUNT             VALUE
--------------------------------------------------------------------------
    2.25%, 02/12/02                          $ 1,000,000    $    1,000,273
    2.30%, 03/08/02                            5,000,000         5,005,537
    2.50%, 02/18/02                            1,400,000         1,400,744
    2.55%, 01/23/02                            8,000,000         8,001,018
    2.56%, 01/17/02                            2,000,000         2,000,182
    2.60%, 01/14/02                            5,000,000         5,000,447
    2.61%, 01/14/02                            5,000,000         5,000,464
Holmes Financing No. 5 Series 1 Class A
    1.91%, 10/15/02                           50,000,000        50,000,000
Household Finance Corp.
    2.18%, 05/14/02                           10,000,000        10,007,665
K2 USA LLC
    1.87%, 06/17/02                           10,000,000        10,000,000
    1.90%, 01/15/02                           10,000,000         9,999,994
    1.93%, 10/21/02                           15,000,000        15,000,000
Key Bank NA
    2.02%, 03/25/02                            9,000,000         9,002,475
    2.65%, 07/02/02                           10,000,000        10,005,577
    2.65%, 07/02/02                           10,500,000        10,501,088
    4.01%, 03/18/02                            3,000,000         3,000,929
Links Finance LLC
    1.84%, 01/25/02                           10,000,000         9,999,706
Merrill Lynch & Co. Inc.
    2.50%, 07/24/02                            4,000,000         4,004,554
    2.51%, 02/08/02                            3,000,000         3,001,332
    2.53%, 01/15/02                            5,000,000         5,000,347
    2.68%, 04/08/02                           10,000,000        10,006,913
    2.82%, 03/25/02                           15,055,000        15,063,267
Monet Trust Class A2 Notes
    1.97%, 06/28/02                           15,000,000        15,000,000
Morgan Stanley Dean Witter & Co.
    2.30%, 05/20/02                            3,000,000         3,003,848
    3.83%, 01/28/02                            1,700,000         1,700,263
National City Bank
    2.17%, 03/01/02                           10,000,000        10,000,895
Sigma Finance Inc.
    1.85%, 01/16/02                           10,000,000         9,999,897
Textron Financial Corp. 2001-A Class A-1
    2.12%, 12/20/02                           25,800,000        25,800,000
Unilever NV
    2.47%, 10/24/02                           45,000,000        45,066,619
US Bancorp
    5.20%, 05/08/02                          $13,000,000    $   13,006,987
Wachovia Bank NA
    2.07%, 05/23/02                            3,000,000         3,001,145

TOTAL VARIABLE & FLOATING RATE NOTES
    (Cost: $496,966,898)                                       496,966,898

REPURCHASE AGREEMENTS -- 2.29%
Goldman Sachs Tri-Party Repurchase
           Agreement, dated 12/31/01,
           due 01/02/02, with a
           maturity value of
           $20,002,000 and an
           effective yield of 1.80%.          20,000,000        20,000,000
Merrill Lynch Tri-Party Repurchase
           Agreement, dated 12/31/01,
           due 01/02/02, with a
           maturity value of
           $20,418,008 and an
           effective yield of 1.77%.          20,416,000        20,416,000

TOTAL REPURCHASE AGREEMENTS
    (Cost: $40,416,000)                                         40,416,000

TOTAL INVESTMENTS IN SECURITIES -- 99.79%
    (Cost $1,760,723,671)                                    1,760,723,671

Other Assets, Less Liabilities -- 0.21 %                         3,758,440

NET ASSETS -- 100.00%                                       $1,764,482,111


      The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
12/31/01

ASSETS
Investments in securities, at amortized cost (Cost: $1,760,723,671) (note 1)      $1,760,723,671
Cash                                                                                         901
Receivables:
Interest                                                                               4,061,625
TOTAL ASSETS                                                                       1,764,786,197

LIABILITIES

Payables:
Advisory fees (note 2)                                                                   304,086
TOTAL LIABILITIES                                                                        304,086

NET ASSETS                                                                        $1,764,482,111




The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Year Ended 12/31/01

NET INVESTMENT INCOME
Interest                                                           $37,482,531
TOTAL INVESTMENT INCOME                                             37,482,531

EXPENSES (note 2)

Advisory fees                                                          997,827
TOTAL EXPENSES                                                         997,827

NET INVESTMENT INCOME                                               36,484,704

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on sale of investments                                26,158
NET GAIN ON INVESTMENTS                                                 26,158

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $36,510,862





      The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                                                              12/31/01                     12/31/00
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                                                  $    36,484,704              $    26,598,971
Net realized gain                                                                               26,158                           22
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        36,510,862                   26,598,993

INTERESTHOLDER TRANSACTIONS

Contributions                                                                            7,101,626,395                1,633,105,244
Withdrawals                                                                             (5,886,952,331)              (1,391,880,314)
NET INCREASE IN NET ASSETS RESULTING FROM INTERESTHOLDER TRANSACTIONS                    1,214,674,064                  241,224,930

INCREASE IN NET ASSETS                                                                   1,251,184,926                  267,823,923

NET ASSETS

Beginning of year                                                                          513,297,185                  245,473,262
End of year                                                                            $ 1,764,482,111              $   513,297,185



The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios:
Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

a. SECURITY VALUATION The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

b. SECURITY TRANSACTIONS AND INCOME RECOGNITION Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount, using a constant yield to maturity method.

c. FEDERAL INCOME TAXES MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

d. REPURCHASE AGREEMENT COLLATERAL The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolio at December 31, 2001 were fully collateralized by U.S. Government and Agency obligations as disclosed in the chart below:

NOTE 2 AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating



REPURCHASE AGREEMENT COLLATERAL
(SEE NOTE 1d ABOVE)

REPURCHASE AGREEMENT                                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                                                    -----------------------------------------------------------
                                                                                   AGGREGATE
                                                    INTEREST RATE(S)        MATURITY DATE(S)       MARKET VALUE
Goldman Sachs Tri-Party                                        6.50%                10/01/31        $20,400,000
Merrill Lynch Tri-Party                                 4.88 - 8.00      07/01/06 - 03/01/41         20,825,658

third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

Certain officers and trustees of MIP are also officers of Stephens and BGI. As of December 31, 2001, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

NOTE 3 INVESTMENT PORTFOLIO TRANSACTIONS At December 31, 2001, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

NOTE 4 FINANCIAL HIGHLIGHTS Financial highlights for the Master Portfolio were as follows:


FINANCIAL HIGHLIGHTS
(SEE NOTE 4 ABOVE)

                                                                        FOR THE         FOR THE           FOR THE          FOR THE
                                                                     YEAR ENDED      YEAR ENDED      PERIOD ENDED     PERIOD ENDED
                                                                       12/31/01        12/31/00       12/31/99(1)       2/28/99(4)
Ratio of expenses to average net assets(2)                               0.10 %          0.10 %           0.10 %           0.10 %
Ratio of net investment income to average net assets(2)                  3.66            6.43             5.23             5.17
Total return                                                             4.23            6.52             4.44(3)          2.61(3)


(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
(2) Annualized for periods of less than one year.
(3) Not annualized.
(4) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

INDEPENDENT ACCOUNTANTS' REPORT



TO THE INTERESTHOLDERS AND BOARD OF TRUSTEES OF MASTER INVESTMENT PORTFOLIO:

In our opinion the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), at December 31, 2001, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which include confirmation of securities as of December 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

The financial statements of the Portfolio as of December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
February 8, 2002

CHANGE IN INDEPENDENT ACCOUNTANTS (UNAUDITED)

As a result of the resignation of KPMG LLP as the Master Portfolio's independent accountants, the Audit Committee and the Board of Trustees of the Master Portfolio voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Master Portfolio's year ended December 31, 2001. During the three previous years, the audit reports of KPMG LLP contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Master Portfolio and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

TRUSTEES INFORMATION (UNAUDITED)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as the Trustees and Officers of Barclays Global Investors Funds ("BGIF"). MIP and BGIF are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee oversees 23 funds within the fund complex and serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified. Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-888-204-3956.

TRUSTEES INFORMATION TABLE

NAME, ADDRESS                 POSITION(S), LENGTH                           PRINCIPAL OCCUPATIONS DURING
AND AGE                       OF TIME SERVED                                PAST 5 YEARS, DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERERSTED TRUSTEES
Richard H. Blank, Jr., 45     Chief Operating Officer, Secretary            Vice President of Stephens Inc.; Director of Stephens
                              and Treasurer, since October 20, 1993         Sports Management Inc.; and Director of Capo Inc.

R. Greg Feltus, 50*           Trustee, Chairman and President, since        Executive Vice President of Stephens Inc.; President of
                              October 20, 1993                              Stephens Insurance Services Inc.; Senior Vice President
                                                                            of Stephens Sports Management Inc.; and President of
                                                                            Investors Brokerage Insurance Inc.

Lee T. Kranefuss, 40**        Trustee, since November 16, 2001              Chief Executive Officer of the Individual Investor
Barclays Global Investors                                                   Business of Barclays Global Investors, N.A.; The Boston
45 Fremont Street                                                           Consulting Group (until 1997)
San Francisco, CA 94105


                                                      DISINTERERSTED TRUSTEES

Mary G.F. Bitterman, 57       Trustee, since November 16, 2001              President and Chief Executive Officer of the James
                                                                            Irvine Foundation; President and Chief Executive Officer
                                                                            of KQED, Inc.; Director of Pacific Century Financial
                                                                            Corporation/Bank of Hawaii.

Jack S. Euphrat, 79           Trustee, since October 20, 1993               Private Investor.

W. Rodney Hughes, 75          Trustee, since October 20, 1993               Private Investor.

Richard K. Lyons, 41          Trustee, since November 16, 2001              Professor, University of California, Berkeley: Haas
                                                                            School of Business; Member, Council of Foreign
                                                                            Relations; Director of Matthews International Funds;
                                                                            Trustee of iShares Trust, Director of iShares, Inc.

Leo Soong, 55                 Trustee, since February 9, 2000               Managing Director of C.G. Roxane LLC; Managing Director
                                                                            of Crystal Geyser Roxane Water Co.; Co-Founder and
                                                                            President of Crystal Geyser Water Co.


 * R. Greg Feltus is deemed to be an "interested person" because he serves as the Executive Vice President of Stephens Inc., the distributor and co-administrator for the Master Portfolios.
** Lee T. Kranefuss is deemed to be an "interested person" because he serves as Chief Executive Officer of the Individual Investor Business of Barclays Global Investors, N.A., the co-administrator of the Master Portfolios and the parent company of BGFA, the investment advisor for MIP.


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CO146MK                                                     [LOGO]RS INVESTMENTS